Debt (Details Narrative) (10-K) - USD ($)									1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 02, 2021	Oct. 02, 2020	Apr. 17, 2020	Apr. 02, 2020	Nov. 26, 2019	Nov. 15, 2019	Apr. 02, 2019	Mar. 26, 2019	Apr. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	May 13, 2020	Aug. 31, 2016
Revolving line of credit										$ 0			$ 1,805,000	$ 6,918,000
Repayment of new loan										$ 3,534,204	$ 4,336,132		$ 11,887,721	23,993,616
Line of credit, interest rate													12.48%
Line of credit, description										Borrowing is based on up to 85% of eligible accounts receivable plus the net orderly liquidation value of eligible inventory at the same rate, subject to certain defined limitations.			Borrowing is based on up to 85% of eligible accounts receivable plus the net orderly liquidation value of eligible inventory at the same rate, subject to certain defined limitations.
Line of credit, term					5 years
Debt EBITDA covenant					$ 105,000							$ 105,000
EBITDA covenant, description					During the year ended December 31, 2020, the Company was in violation of its minimum EBITDA covenant as well as exceeding the covenant related to monies advanced to Bacolod by approximately $105,000.							During the nine months ended September 30, 2020, the Keeler & Co. and Coastal Pride were in violation of its minimum EBITDA covenant as well as exceeding the covenant related to monies advanced to Bacolod by approximately $105,000.
Increase default interest rate									3.00%
Working capital deficit										$ 2,581,653			$ 2,257,059
Amortization expense										667	$ 25,988		$ 72,478	128,696
John Keeler [Member]
Issuance of common stock, shares													796,650
6% Demand Promissory Notes [Member] | John Keeler [Member]
Debt instrument, principal amount													$ 1,299,700	$ 2,910,000
Debt instrument, interest rate													6.00%	6.00%
Repayments of unsecured debt													$ 17,000
Value of additional principal settlement													$ 1,593,300
Number of shares issued for debt													796,650
Interest expenses													$ 174,600	174,600
Kenar Note [Member]
Debt instrument, interest rate								18.00%
Other expenses								$ 2,655,292
Interest expenses													177,700
Kenar Note [Member] | Kenar Overseas Corp [Member]
Debt instrument, principal amount								$ 1,000,000		872,500			872,500
Debt instrument, interest rate								18.00%
Debt maturity date								Mar. 31, 2021
Description on maturity date								The term of which was previously extended to March 31, 2020 after which time, on May 21, 2020, the Kenar Note was amended to (i) set the maturity date at March 31, 2021 (unless extended to September 30, 2021 at the Lender's sole option), (ii) provide that the Company use one-third of any capital raise from the sale of its equity to reduce the outstanding principal under the Kenar Note, (iii) set the interest rate at 18% per annum, payable monthly commencing October 1, 2020, and (iv) to reduce the number of pledged shares by Mr. Keeler to 4,000,000. As consideration for Kenar's agreement to amend the note, on May 27, 2020, the Company issued 1,021,266 shares of common stock to Kenar.
Extended maturity date								Sep. 30, 2021
Number of shares pledged to secure company's obligation								4,000,000
Issuance of common stock, shares								1,021,266
Interest expenses										38,700
Lobo Note [Member] | Lobo Holdings, LLC [Member]
Debt instrument, principal amount						$ 100,000	$ 100,000
Debt instrument, interest rate						15.00%	18.00%
Debt maturity date						Mar. 31, 2020	Aug. 02, 2019
Description on maturity date							The Lobo Note matured on August 2, 2019 and was extended through December 2, 2019 on the same terms and conditions.
Extended maturity date							Dec. 02, 2019
Number of shares pledged to secure company's obligation							1,000,000
Four Month Unsecured Promissory Notes [Member] | Lobo Holdings, LLC [Member]
Debt instrument, principal amount		$ 100,000		$ 100,000
Debt instrument, interest rate		10.00%		10.00%
Debt maturity date	Jun. 30, 2021	Dec. 31, 2020		Oct. 01, 2020
Interest expenses										2,400
Six-Month Promissory Note [Member] | Lobo Holdings, LLC [Member]
Debt instrument, principal amount	$ 100,000
Debt instrument, interest rate	10.00%
Five Year Unsecured Promissory Note [Member] | Walter Lubkin Jr [Member]
Debt EBITDA covenant					$ 25,000
EBITDA covenant, description					The note bears interest at the rate of 4% per annum and is payable quarterly in an amount equal to the lesser of (i) $25,000 or (ii) 25% of the EBITDA of Coastal Pride, as determined on the first day of each quarter.
Debt instrument, principal amount					$ 500,000
Debt instrument, interest rate					4.00%
Interest expenses										4,900			20,100
Thirty-Nine Month Unsecured Promissory Note [Member] | Walter Lubkin III [Member]
Debt instrument, principal amount					$ 87,842
Debt instrument, interest rate					4.00%
Interest expenses													3,500
Debt instrument, description					The note is payable in equal quarterly payments over six quarters beginning August 26, 2021.
Conversion rate					200.00%
Thirty-Nine Month Unsecured Promissory Note [Member] | Tracy Greco [Member]
Debt instrument, principal amount					$ 71,372
Debt instrument, interest rate					4.00%
Interest expenses										700			2,800
Debt instrument, description					The note is payable in equal quarterly payments over six quarters beginning August 26, 2021.
Conversion rate					200.00%
Thirty-Nine Month Unsecured Promissory Note [Member] | John Lubkin [Member]
Debt instrument, principal amount					$ 50,786
Debt instrument, interest rate					4.00%
Interest expenses										500			2,000
Debt instrument, description					The note is payable in equal quarterly payments over six quarters beginning August 26, 2021.
Conversion rate					200.00%
Unsecured Promissory Notes [Member] | Payroll Protection Program Loan [Member]
Debt instrument, principal amount			$ 344,762
Debt instrument, interest rate			1.00%
Debt instrument, description			The Company is required to make payments on the remaining principal of the note net of any loan forgiveness beginning November 17, 2020.
Debt instrument term			2 years
Unsecured Promissory Notes [Member] | HSBC Bank [Member]
Debt instrument, principal amount															$ 43,788
Debt instrument, interest rate															2.50%
US Century Bank [Member]
Working capital deficit													70,000	25,000
Line of credit facility remaining asset balance amount													2,992	5,470
Accumulated amortization													585,000	513,000
Amortization expense													72,000	$ 129,000
ACF Finco I, LP [Member]
Revolving line of credit																$ 14,000,000
Repayment of new loan										$ 309,000			$ 309,000
ACF Finco I, LP [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of credit, interest rate										9.25%			9.25%
ACF Finco I, LP [Member] | Prime Rate [Member]
Line of credit, interest rate										6.00%			6.00%
ACF Finco I, LP [Member] | Fixed Rate [Member]
Line of credit, interest rate										6.50%			6.50%